Income taxes - Movement in significant components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 7,796
Deferred tax liabilities	5,939
Deferred tax liability (asset)	1,857
Recognized in income	(1,333)
Recognized in income	3,348
Recognized in income	(4,681)
Exchange rate differences	63
Exchange rate differences	261
Exchange rate differences	(198)
Deferred tax assets	6,526	$ 7,796
Deferred tax liabilities	9,548	5,939
Deferred tax liability (asset)	(3,022)	1,857
Deferred tax assets net by legal jurisdiction	1,729	4,271	$ 4,322
Deferred tax liabilities net by legal jurisdiction	4,751	2,414	$ 2,291
Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,117
Recognized in income	(368)
Exchange rate differences	72
Deferred tax assets	3,821	4,117
Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	3,432
Recognized in income	(1,195)
Exchange rate differences	33
Deferred tax assets	2,270	3,432
Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	6,809
Recognized in income	2,360
Exchange rate differences	277
Deferred tax liabilities	9,446	6,809
Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(910)
Recognized in income	997
Exchange rate differences	31
Deferred tax liabilities	118	(910)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	247
Deferred tax liabilities	40
Recognized in income	230
Recognized in income	(9)
Exchange rate differences	(42)
Exchange rate differences	(47)
Deferred tax assets	435	247
Deferred tax liabilities	(16)	40
Reclassified presentation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	8,706	7,686
Deferred tax liabilities	6,849	5,655
Deferred tax liability (asset)	1,857	2,031
Recognized in income		695
Recognized in income		926
Recognized in income		(231)
Exchange rate differences		325
Exchange rate differences		268
Exchange rate differences		57
Deferred tax assets		8,706
Deferred tax liabilities		6,849
Deferred tax liability (asset)		1,857
Reclassified presentation | Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,117	3,349
Recognized in income		606
Exchange rate differences		162
Deferred tax assets		4,117
Reclassified presentation | Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	3,432	3,678
Recognized in income		(372)
Exchange rate differences		126
Deferred tax assets		3,432
Reclassified presentation | Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	6,809	5,141
Recognized in income		1,404
Exchange rate differences		264
Deferred tax liabilities		6,809
Reclassified presentation | Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	910	283
Recognized in income		604
Exchange rate differences		23
Deferred tax assets		910
Reclassified presentation | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	247	376
Deferred tax liabilities	$ 40	514
Recognized in income		(143)
Recognized in income		(478)
Exchange rate differences		14
Exchange rate differences		4
Deferred tax assets		247
Deferred tax liabilities		$ 40